Equity - Schedule of Equity Warrants to Investors and Associate (Details)	6 Months Ended
Jun. 30, 2025 $ / shares shares
September 13, 2022 [Member]
Schedule of Equity Warrants to Investors and Associated with the IPO [Line Items]
Number of warrants/ options | shares	98,589
Exercise price | $ / shares	$ 160
Exercise ratio	Each warrant is exercisable into 1 Ordinary Share
Expiration date	5 years following the issuance date
Notes	Registered for trading
September 15, 2022 [Member]
Schedule of Equity Warrants to Investors and Associated with the IPO [Line Items]
Number of warrants/ options | shares	2,344
Exercise price | $ / shares	$ 424.8
Exercise ratio	Each warrant is exercisable into 1 Ordinary Share
Expiration date	5 years following the issuance date
Notes	Owned by underwriter
September 15, 2022 [Member]
Schedule of Equity Warrants to Investors and Associated with the IPO [Line Items]
Number of warrants/ options | shares	295
Exercise price | $ / shares	$ 338.4
Exercise ratio	Each warrant is exercisable into 1 Ordinary Share
Expiration date	10 years following the issuance date
Notes	Owned by the legal advisor
April 30, 2025 Member]
Schedule of Equity Warrants to Investors and Associated with the IPO [Line Items]
Number of warrants/ options | shares	1,661,000 [1]
Exercise price | $ / shares	$ 145
Exercise ratio	Each warrant is exercisable into 1 Ordinary Share
Expiration date	5 years following the issuance date
Notes	Owned by an investor (see also Note 5.a)

[1]	see also Note 5.a